Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Building	$2,786,773	2,734,965
Office Equipment	194,693	191,073
Electronic Equipment	212,953	203,588
Vehicles	242,350	224,023
Machinery Equipment	480,128	471,202
Building Improvement	1,276,565	809,045
Construction in progress	44,137	6,152
Subtotal	$5,237,599	$4,640,048
Less: accumulated depreciation	(1,750,027)	(1,602,736)
Total	$3,487,572	$3,037,312